Debt (Secured Credit Facility Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013	Jan. 31, 2016	Oct. 31, 2015	Jan. 31, 2015
Debt Instrument [Line Items]
Letters of credit outstanding	$ 61.2	$ 56.3		$ 72.0	$ 71.5
Letter of credit facility, remaining capacity	138.8	143.7
Line of credit facility, commitment fee	1.5	1.2	$ 0.9
Letter Of Credit [Member]
Debt Instrument [Line Items]
Secured line of credit facility	200.0
Letter of credit facility, remaining capacity	$ 138.8			128.0	128.5
Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Oct. 01, 2018
Secured line of credit facility	$ 600.0	400.0				$ 500.0
Debt Instrument, Interest Rate, Increase (Decrease)	0.25%
Write off of Deferred Debt Issuance Cost	$ 0.3
Total borrowings outstanding, line of credit facility	211.4	193.3		311.6	250.2
Amount classified as long-term debt	$ 136.1	$ 123.8		$ 225.4	$ 154.8
Weighted average interest rate of debt	3.50%	3.40%		3.70%	3.30%
Debt instrument, basis spread rate	1.50%	1.25%
Federal Funds Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate	0.14%	0.09%
Federal Funds Rate [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	0.50%
Eurodollar Rate Loan [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	1.00%
Euro Rate [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	2.50%	2.25%
Bank Of America's Prime Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate	3.25%	3.25%
One Month Eurodollar Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate	0.19%	0.17%
Three-Month Eurodollar Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate	0.33%	0.24%
Minimum [Member]
Debt Instrument [Line Items]
Commitment fee payable rate	0.35%
Minimum [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	0.75%
Minimum [Member] | Euro Rate [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	1.75%
Maximum [Member]
Debt Instrument [Line Items]
Commitment fee payable rate	0.50%
Maximum [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	1.75%
Maximum [Member] | Euro Rate [Member] | Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread rate	2.75%